Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive loss	Accumulated other comprehensive loss

In millions	Foreign currency translation adjustments (1)	Pension and other postretirement benefit plans	Derivative instruments (1)	Total before tax	Income tax recovery (expense) (2)	Total net of tax
Balance at December 31, 2019 (8)	$(303)	$(4,668)	$6	$(4,965)	$1,226	$(3,739)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (3)	(269)			(269)	—	(269)
Translation of US dollar debt (4)	188			188	(25)	163
Actuarial loss arising during the year (6)		(82)		(82)	22	(60)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss (8)		260		260	(70)	190
Amortization of prior service cost		3		3	(1)	2
Settlement loss arising during the year (7)		2		2	—	2
Amortization of gain on treasury lock			(1)	(1)	1	—
Other comprehensive income (loss)	(81)	183	(1)	101	(73)	28
Balance at December 31, 2020 (8)	(384)	(4,485)	5	(4,864)	1,153	(3,711)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (3)	(84)			(84)	—	(84)
Translation of US dollar debt (4)	32			32	(2)	30
Actuarial gain arising during the year (6)		1,794		1,794	(471)	1,323
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss (8)		271		271	(71)	200
Amortization of prior service credit		(1)		(1)	—	(1)
Settlement loss arising during the year (7)		2		2	—	2
Other comprehensive income (loss)	(52)	2,066	—	2,014	(544)	1,470
Balance at December 31, 2021 (8)	(436)	(2,419)	5	(2,850)	609	(2,241)
Other comprehensive income (loss) before reclassifications:
Translation of net investment (3)	1,073			1,073	—	1,073
Translation of US dollar debt (4)	(707)			(707)	93	(614)
Derivative instruments (5)			(2)	(2)	—	(2)
Actuarial loss arising during the year (6)		(432)		(432)	113	(319)
Prior service credit arising during the period (6)		21		21	(6)	15
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss (7)		162		162	(43)	119
Amortization of prior service credit		(2)		(2)	1	(1)
Settlement loss arising during the year (7)		1		1	—	1
Other comprehensive income (loss)	366	(250)	(2)	114	158	272
Balance at December 31, 2022	$(70)	$(2,669)	$3	$(2,736)	$767	$(1,969)
(1)Certain 2021 and 2020 balances have been reclassified to conform with current presentation of Derivative instruments as part of a cash flow hedge.
(2)The Company releases stranded tax effects from Accumulated other comprehensive loss to Net income upon the liquidation or termination of the related item.
(3)Foreign exchange gain/(loss) on translation of net investment in foreign operations.
(4)Foreign exchange gain/(loss) on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations. The Company designates US dollar-denominated debt of the parent company as a foreign currency hedge of its net investment in foreign operations. Accordingly, from the dates of designation, foreign exchange gains and losses on translation of the Company's US dollar-denominated debt are recorded in Accumulated other comprehensive loss, which minimizes the volatility of earnings resulting from the conversion of US dollar-denominated debt into Canadian dollars.
(5)Cumulative gains or losses of the treasury locks are included in Derivative instruments. See Note 23 – Financial instruments for additional information.
(6)Amendments to the postretirement medical benefits plans in the U.S. resulted in a prior service credit of $21 million and an actuarial gain of $7 million.See Note 18 – Pensions and other postretirement benefits for additional information.
(7)Total before tax reclassified to Other components of net periodic benefit income in the Consolidated Statements of Income and included in net periodic benefit cost. See Note 18 – Pensions and other postretirement benefits.
(8)In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information. For the year ended December 31, 2019, Pension and other post retirement benefit plan was restated by $347 million, from $4,321 million under to the prior method to $4,668 million.